UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  John Grizzetti                      New York, New York   February 17, 2009
 ---------------------------------------  ------------------   -----------------
/s/ by  John Grizzetti  with Express        [City, State]           [Date]
       ---------------  Permission


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              15
                                            --------------------

Form 13F Information Table Value Total:           $761,086 (thousands)
                                            ---------------

INFORMATION FOR WHICH THE REPORTING MANAGER IS REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                   Column 2     Column 3    Column 4           Column 5        Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                  VALUE        SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER          CLASS        CUSIP     (X$1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
BCE INC.                      COM       05534B760    102,643    5,009,381  SH             Sole               5,009,381
BOSTON SCIENTIFIC CORP.       COM       101137107     68,625    8,866,014  SH             Sole               8,866,014
DELTA AIR LINES, INC.         COM       247361702        918       80,117  SH             Sole                  80,117
GENENTECH INC.                COM       368710406    221,052    2,666,157  SH             Sole               2,666,157
GOLDEN ENTERPRISES            COM       381010107      1,199      556,417  SH             Sole                 556,417
HUBBELL INCORPORATED          CL A      443510102     10,923      357,537  SH             Sole                 357,537
INTERNET CAPITAL GROUP INC    COM       46059C205     11,848    2,174,027  SH             Sole               2,174,027
MDS INC.                      COM       55269P302     10,837    1,767,808  SH             Sole               1,767,808
METLIFE INC                   COM       59156R108     64,491    1,850,000  SH             Sole               1,850,000
NATIONAL CITY CORPORATION     COM       635405103     30,518   16,860,700  SH             Sole              16,860,700
NATIONWIDE FINANCIAL
  SERVICES INC                CL A      638612101        260        4,982  SH             Sole                   4,982
PLAYBOY ENTERPRISES INC       CL B      728117300        606      280,500  SH             Sole                 280,500
PRUDENTIAL FINANCIAL INC.     COM       744320102     67,782    2,240,000  SH             Sole               2,240,000
SP ACQUISITION HOLDINGS       UNIT
  INC.                     99/99/9999   78470A203     14,592    1,600,000  SH             Sole               1,600,000
WACHOVIA CORP.                COM       929903102    154,792   26,370,000  SH             Sole              26,370,000